Subsequent Events (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 08, 2023	Sep. 07, 2023	Mar. 29, 2023	Mar. 10, 2023	Feb. 28, 2023	Feb. 20, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Milestone payment description					The Company entered into a License Agreement with L&F Research LLC (“L&F Research”) effective December 15, 2015, as amended (the “L&F License Agreement”) pursuant to which L&F granted us an exclusive royalty-bearing, worldwide, sublicensable license under the patent and intellectual property rights and know-how specific to and for the development and commercialization of VAR 200, for the treatment, inhibition or prevention of kidney disease in humans and symptoms thereof, including focal segmental glomerulosclerosis. On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waived L&F’s right to terminate the L&F License Agreement or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (“Waiver B”).
Cash payment						$ 6,819
Stock option to purchase
Financial Designation, Predecessor and Successor [Fixed List]								Successor	Successor	Successor			Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Interest rate						2.00%
Common stock reserved for issuance	5,453,107	4,000,000
Cash								$ 5,902,199	$ 5,902,199	$ 1,578,721				$ 1,578,721			$ 5,902,199
Working capital deficit										9,700,000				9,700,000
Net loss									75,018	2,902,403	$ 78,513,093	$ 3,543,950		84,959,446
Net cash used In operating activities									3,393,888					5,933,467
Accumulated deficit								$ 4,921,178	$ 4,921,178	$ 89,880,624				$ 89,880,624			$ 4,921,178
Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness			$ 351,579		$ 351,579
Cash payment			648,421		$ 648,421
Maturity date					Mar. 31, 2023
Waiver B [Member]
Subsequent Event [Line Items]
Cash payment					$ 500,000
Maturity date					Jan. 31, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Milestone payment description					On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”).
Cash payment						$ 260,000
Minimum waiver amount					$ 30,000,000
Stock option to purchase				13,000			100,000
Stock option exercise price per share				$ 2.26			$ 2.11
Interest rate						2.00%
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Stock option to purchase				5,000
Subsequent Event [Member] | Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness					351,579
Cash payment			$ 648,421		$ 648,421
Maturity date					Mar. 31, 2023
Subsequent Event [Member] | Waiver B [Member]
Subsequent Event [Line Items]
Cash payment					$ 500,000
Maturity date					Jan. 31, 2024